Accounts Receivable-Third Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable-Third Parties
Accounts receivable, gross	$ 41,426	$ 40,217
Allowance for doubtful accounts	(16)	(41)
Accounts receivable, net	$ 41,410	$ 40,176